Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Sonoco Retirement and Savings Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document or the Summary Plan Description, not included herein, for a more complete description of the Plan and its provisions.

General
Sonoco Products Company (the "Company" or "Sonoco"), a global manufacturer of industrial and consumer packaging products and provider of packaging services, is a South Carolina corporation founded in 1899 in Hartsville, South Carolina and has approximately 265 locations in 37 countries.

The Plan is a defined contribution retirement plan provided for certain of the Company’s U.S. employees. The Plan is subject to the applicable provisions of the Employee Retirement Income and Security Act of 1974, as amended (“ERISA”) and is comprised of both an elective and non-elective component.

The elective component of the Plan, which is designed to meet the requirements of Section 401(k) of the Internal Revenue Code ("IRC"), allows participants to set aside a portion of their wages and salaries for retirement and encourages saving by matching a portion of their contributions with contributions from the Company.

Transfers
On November 3, 2025, the Company completed the sale of ThermoSafe, its temperature-assured packaging business operating under the Sonoco Protective Solutions Inc. subsidairy, to Arsenal Capital Partners (“Arsenal”), a private equity firm. ThermoSafe had approximately 700 employees in the United States who were participants in the Plan at the time of the sale. After the sale, Plan assets totaling approximately $47,385,000 representing the participant account balances on the date of the sale, were transferred from the Plan to the ThermoSafe 401(k) plan.

Participation
Most of the Company’s employees are eligible to participate with respect to Plan benefits upon completion of 30 days of service. Certain groups of employees have different requirements as defined in the Plan documents.

Participant Contributions
Participants, generally, can elect to defer up to 100% of eligible gross pay through payroll deductions. Employee contributions may be pre-tax, after-tax, Roth, or a combination thereof. The maximum annual employee pre-tax contribution for any participant was $23,500 and $23,000 in 2025 and 2024, respectively. Participants over age 50 could contribute additional pre-tax contributions up to $7,500 in 2025 and 2024, and effective January 1, 2025, up to $11,250 for participants between the ages of 60 and 63, subject to certain catch-up rules as defined under the IRC. Each participant’s total annual contributions, including employer matching contributions and excluding catch-up contributions, were limited to the lesser of $70,000 or 100% of gross pay in 2025 and $69,000 or 100% of gross pay in 2024. Under the Plan, participants may elect to have their account balances invested in 1% increments in any combination of sixteen index funds, shares of the Company's common stock (“Sonoco Stock”), and a Stable Value Fund. Participant elections to contribute to the Plan is voluntary. However, unless participants waive participation or make a positive election, they will generally be enrolled automatically in the Plan with a 6% before-tax contribution to begin 30 days after their eligibility date. Participants have the option to reinvest Sonoco Stock dividends within the Plan or to receive these dividends in cash. The participant can also invest funds in a Self-Managed Account once certain criteria are met. The contributions for certain union groups subject to collective bargaining agreements and for nonunion participants contributing less than 10% of their compensation earned was automatically increased by 1% per year until they reach 10% or until subsequently updated at the participant's discretion. For union participants, the auto enrollment provisions vary.
Employer Contributions
The Company matches non-union employee contributions 100% on the first 6% of the participant’s pre-tax and/or Roth contributions as a safe harbor matching contribution. All matching contributions are paid in cash or Company common stock, as elected by the Board, and invested in accordance with the participants’ chosen investment allocations. No employer contributions were made to the Plan in the form of Company stock during the years ended December 31, 2025 and 2024. Any changes to the Company's matching contributions require the approval of its Board of Directors. For union participants, the Company's matching contributions are determined in accordance with collective bargaining agreements and in the U.S. are referred to as Collectively-Bargained Nonelective Employer Contributions ("CBNC"). Participants are able to direct the recordkeeper, Empower Retirement, LLC ("Empower"), to invest CBNC funds in any of the available investment options.

Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s employer contributions, and an allocation of Plan earnings and losses. The allocation is based on participant earnings or account balances, as defined in the Plan. Net appreciation or depreciation of investments and investment earnings of each fund are allocated to participant accounts in proportion to each participant’s account balance within each fund. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting
The majority of participants are vested immediately in both the participant-funded contributions and the Company’s matching contributions, plus actual earnings thereon. However, at certain union locations, participants vest in employer contributions after completing a minimum number of years of service as specified by the collective-bargaining agreement. The participant’s account is fully payable at retirement with respect to all contributions, including participant and employer matching contributions.

Payment of Benefits
The Plan provides for payments of benefits upon retirement, hardship, reaching age of 59.5 years, death, termination, or total and permanent disability. Benefits are distributed through lump-sum payments in cash or Company common stock, or in monthly, quarterly, or annual installments of not less than $1,000.

For vested retirement contribution accounts, distribution is made as a single lump-sum payment as soon as administratively practicable upon cessation of employment for amounts of $7,000 or less. If a participant is entitled to an automatic benefit payment that is $7,000 or less and does not elect a direct distribution or rollover, the Plan will arrange for a rollover distribution to an individual retirement plan account for the participant. If the vested value is greater than $7,000, distributions may be deferred until the participant reaches the age of 73. If the participant dies and the balance is less than $7,000, the vested account balance is distributed to the beneficiary as soon as administratively practicable. If the balance is greater than $7,000, the beneficiary may elect to defer distribution of the vested account balance to a later date (distribution cannot be postponed beyond the age of 73 for a spouse or one year for a non-spousal beneficiary). Alternatively, the beneficiary can make an election for a payment option for a complete distribution within five years of the participant’s death.
Notes Receivable from Participants
Participants may borrow from their fund accounts up to a secured amount no greater than the lesser of 50% of the vested account balance excluding balances related to certain employer contribution sources as defined in the Plan documents or $50,000 minus the highest outstanding note balance during the previous 12-month period. Interest is charged at a fixed rate for the full term of the note. The rate is based on the prime rate at the end of the fiscal quarter prior to note origination plus 1% (7.75% at December 31, 2025 and 8.50% at December 31, 2024). Interest rates ranged from 4.25% to 9.50% for the years ended December 31, 2025 and 2024. Principal and interest is paid through payroll deductions over a period of no more than five years for a personal use note or twenty years for a residential home note. Certain participant loans related to acquisitions completed by the Company may have maturity terms beyond these periods. The range of maturity dates for outstanding loans at December 31, 2025 varied and included a maximum maturity date of October 2047. Participants are limited to two outstanding loans at any given time.

Risks and Uncertainties
The Plan provides for various investment options. Investments are exposed to various risks, such as interest rate, market and credit risk. Due to the nature of most investment securities, it is likely that changes in the values of investment securities will occur in the near term and it is reasonably possible that such changes could materially affect participants’ account balances and the amounts reported in the “Statements of Net Assets Available for Benefits.”

Forfeitures
When certain terminations of participation in the Plan occur, the non-vested portion of the participant’s account, as defined by the Plan, represents a forfeiture. Forfeitures of account balances may be used to reduce future employer matching contributions and administrative expenses. For the years ended December 31, 2025 and 2024, forfeitures totaling approximately $262,000 and $167,000, respectively, were used to reduce employer matching contributions. The remaining balance in the forfeitures account totaled approximately $731,000 and $337,000 at December 31, 2025 and 2024, respectively.